Expense Example - FidelityTax-ExemptMoneyMarketFundTreasuryMoneyMarketFund-CapitalReservesComboPRO - FidelityTax-ExemptMoneyMarketFundTreasuryMoneyMarketFund-CapitalReservesComboPRO - Fidelity Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund - Capital Reserves Class
Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 97
3 years	306
5 years	534
10 years	$ 1,187